UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 333-170750

HUNTINGTON STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: R. Jeffrey Young

Indianapolis, IN 46208

(Address of Principal Executive Offices)

R. Jeffrey Young

Huntington Strategy Shares

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-855-477-3837

Date of fiscal year end: 4/30

Reporting Period: 7/1/11 – 6/30/12

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

                                                                 BRXPSZZ5 # 8886
                                   BROADRIDGE                     DATE: 08/16/12
REPORT NO: BRXP036     CLIENT POSITION REPORT (ON REQUEST)        PAGE NO: 1

                           CLIENT : 40D   CITIBANK, NA

                     FOR MEETING DATE 01/01/12 THRU 12/31/12

CUSIP 654106-103 NIKE, INC.                                               MEETING TYPE: ANNUAL MEETING

MEETING DATE: 09/20/12    RECORD DATE: 07/23/12    MAIL DATE: 08/10/12    PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER     CONTROL NO   SHARE AMOUNT   PROPOSAL VOTES   DIRECTOR VOTES   RETURN DATE
--------------   ------------   ------------   --------------   --------------   -----------
610002           379627691899          1,155

     MR    PROPOSAL TEXT                                                             DIRECTORS
--   ---   -----------------------------------------------------------------   ---------------------
1.   F     #DIRECTOR                                                           01 ALAN B. GRAF, JR.
2.   F     TO HOLD AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.         02 JOHN C. LECHLEITER
3.   F     TO AMEND THE ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF    03 PHYLLIS M. WISE
           AUTHORIZED SHARES OF COMMON STOCK.
4.   F     TO RE-APPROVE AND AMEND THE NIKE, INC. LONG-TERM INCENTIVE PLAN.
5.   F     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
6.   N     TO CONSIDER A SHAREHOLDER PROPOSAL REGARDING POLITICAL
           CONTRIBUTIONS DISCLOSURE.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HUNTINGTON STRATEGY SHARES

By (Signature and Title)

/s/ R. Jeffrey Young
R. Jeffrey Young Principal Executive Officer
Date:	August 29, 2012